Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
NETHERLANDS
Market Risk [Line Items]
Reportable ECL	€ 410	€ 389
NETHERLANDS | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 297	€ 288
Probability weighting	20.00%	20.00%
NETHERLANDS | Upside scenario | Real GDP
Market Risk [Line Items]
2026	1.50%	2.60%
2027	2.90%	2.90%
2028	2.50%	2.30%
NETHERLANDS | Upside scenario | Unemployment
Market Risk [Line Items]
2026	3.80%	3.50%
2027	3.60%	3.20%
2028	3.50%	3.20%
NETHERLANDS | Upside scenario | HPI
Market Risk [Line Items]
2026	3.80%	8.20%
2027	8.40%	8.50%
2028	7.20%	7.00%
NETHERLANDS | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 381	€ 364
Probability weighting	60.00%	60.00%
NETHERLANDS | Baseline scenario | Real GDP
Market Risk [Line Items]
2026	1.00%	1.10%
2027	1.20%	1.40%
2028	1.50%	1.50%
NETHERLANDS | Baseline scenario | Unemployment
Market Risk [Line Items]
2026	4.20%	4.00%
2027	4.30%	3.90%
2028	4.40%	4.10%
NETHERLANDS | Baseline scenario | HPI
Market Risk [Line Items]
2026	2.70%	4.40%
2027	2.60%	3.00%
2028	2.70%	2.90%
NETHERLANDS | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 608	€ 566
Probability weighting	20.00%	20.00%
NETHERLANDS | Downside scenario | Real GDP
Market Risk [Line Items]
2026	0.20%	(1.20%)
2027	(1.80%)	(0.90%)
2028	(0.30%)	0.20%
NETHERLANDS | Downside scenario | Unemployment
Market Risk [Line Items]
2026	4.90%	5.50%
2027	6.30%	6.50%
2028	7.20%	7.40%
NETHERLANDS | Downside scenario | HPI
Market Risk [Line Items]
2026	1.20%	(0.80%)
2027	(5.20%)	(5.10%)
2028	(4.80%)	(5.10%)
GERMANY
Market Risk [Line Items]
Reportable ECL	€ 589	€ 633
GERMANY | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 541	€ 584
Probability weighting	20.00%	20.00%
GERMANY | Upside scenario | Real GDP
Market Risk [Line Items]
2026	1.30%	2.80%
2027	3.20%	3.00%
2028	2.20%	1.80%
GERMANY | Upside scenario | Unemployment
Market Risk [Line Items]
2026	3.30%	3.00%
2027	2.80%	2.40%
2028	2.30%	2.20%
GERMANY | Upside scenario | HPI
Market Risk [Line Items]
2026	2.80%	8.20%
2027	9.10%	9.80%
2028	10.00%	9.40%
GERMANY | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 582	€ 623
Probability weighting	60.00%	60.00%
GERMANY | Baseline scenario | Real GDP
Market Risk [Line Items]
2026	0.70%	1.10%
2027	1.20%	1.50%
2028	1.20%	1.30%
GERMANY | Baseline scenario | Unemployment
Market Risk [Line Items]
2026	3.80%	3.50%
2027	3.60%	3.20%
2028	3.40%	3.10%
GERMANY | Baseline scenario | HPI
Market Risk [Line Items]
2026	1.60%	5.00%
2027	4.90%	6.20%
2028	6.40%	6.30%
GERMANY | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 660	€ 713
Probability weighting	20.00%	20.00%
GERMANY | Downside scenario | Real GDP
Market Risk [Line Items]
2026	(0.20%)	(1.70%)
2027	(2.20%)	(1.10%)
2028	(0.50%)	0.40%
GERMANY | Downside scenario | Unemployment
Market Risk [Line Items]
2026	4.20%	4.70%
2027	5.30%	5.30%
2028	5.50%	5.60%
GERMANY | Downside scenario | HPI
Market Risk [Line Items]
2026	0.30%	0.90%
2027	(0.50%)	0.40%
2028	1.80%	2.70%
BELGIUM
Market Risk [Line Items]
Reportable ECL	€ 604	€ 596
BELGIUM | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 551	€ 544
Probability weighting	20.00%	20.00%
BELGIUM | Upside scenario | Real GDP
Market Risk [Line Items]
2026	1.30%	2.70%
2027	2.60%	2.30%
2028	2.10%	1.90%
BELGIUM | Upside scenario | Unemployment
Market Risk [Line Items]
2026	5.60%	5.10%
2027	5.10%	4.60%
2028	4.90%	4.50%
BELGIUM | Upside scenario | HPI
Market Risk [Line Items]
2026	4.80%	5.20%
2027	5.00%	4.90%
2028	4.90%	5.40%
BELGIUM | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 593	€ 585
Probability weighting	60.00%	60.00%
BELGIUM | Baseline scenario | Real GDP
Market Risk [Line Items]
2026	0.70%	1.10%
2027	1.10%	1.40%
2028	1.60%	1.60%
BELGIUM | Baseline scenario | Unemployment
Market Risk [Line Items]
2026	6.30%	5.90%
2027	6.30%	5.60%
2028	6.00%	5.50%
BELGIUM | Baseline scenario | HPI
Market Risk [Line Items]
2026	4.20%	3.70%
2027	3.80%	4.20%
2028	4.20%	4.40%
BELGIUM | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 692	€ 682
Probability weighting	20.00%	20.00%
BELGIUM | Downside scenario | Real GDP
Market Risk [Line Items]
2026	(0.20%)	(1.50%)
2027	(1.60%)	0.10%
2028	1.20%	1.40%
BELGIUM | Downside scenario | Unemployment
Market Risk [Line Items]
2026	6.90%	7.00%
2027	7.70%	7.70%
2028	8.20%	7.90%
BELGIUM | Downside scenario | HPI
Market Risk [Line Items]
2026	3.50%	1.80%
2027	1.70%	2.60%
2028	2.70%	2.60%
UNITED STATES
Market Risk [Line Items]
Reportable ECL	€ 98	€ 105
UNITED STATES | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 67	€ 64
Probability weighting	20.00%	20.00%
UNITED STATES | Upside scenario | Real GDP
Market Risk [Line Items]
2026	2.50%	3.20%
2027	3.20%	2.90%
2028	2.90%	2.70%
UNITED STATES | Upside scenario | Unemployment
Market Risk [Line Items]
2026	3.90%	3.20%
2027	2.90%	2.50%
2028	2.60%	2.60%
UNITED STATES | Upside scenario | HPI
Market Risk [Line Items]
2026	3.30%	4.80%
2027	7.90%	9.40%
2028	11.20%	10.90%
UNITED STATES | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 89	€ 92
Probability weighting	60.00%	60.00%
UNITED STATES | Baseline scenario | Real GDP
Market Risk [Line Items]
2026	2.10%	2.00%
2027	2.00%	2.00%
2028	2.10%	2.00%
UNITED STATES | Baseline scenario | Unemployment
Market Risk [Line Items]
2026	4.60%	4.30%
2027	4.40%	4.10%
2028	4.20%	4.10%
UNITED STATES | Baseline scenario | HPI
Market Risk [Line Items]
2026	2.30%	1.40%
2027	2.60%	2.70%
2028	3.50%	3.60%
UNITED STATES | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 159	€ 184
Probability weighting	20.00%	20.00%
UNITED STATES | Downside scenario | Real GDP
Market Risk [Line Items]
2026	1.20%	(0.40%)
2027	(1.00%)	(0.10%)
2028	0.70%	0.80%
UNITED STATES | Downside scenario | Unemployment
Market Risk [Line Items]
2026	6.20%	6.70%
2027	7.10%	7.20%
2028	7.50%	7.50%
UNITED STATES | Downside scenario | HPI
Market Risk [Line Items]
2026	0.40%	(5.10%)
2027	(7.60%)	(7.90%)
2028	(6.10%)	(5.50%)